UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

4400 Easton Commons,

Ste. 200,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (53.9%):
Federal Home Loan Bank (38.9%):
$415,000	2.45%, 4/1/19(a)	$415,000
5,000,000	2.39%, 4/3/19(a)	4,999,337
5,510,000	2.39%, 4/5/19(a)	5,508,540
4,170,000	2.46%, 4/9/19(a)	4,167,739
18,200,000	2.39%, 4/10/19(a)	18,189,046
595,000	2.41%, 4/12/19(a)	594,563
5,530,000	2.42%, 4/17/19(a)	5,524,067
8,195,000	2.42%, 4/22/19(a)	8,183,468
6,250,000	2.41%, 4/24/19(a)	6,240,397
2,305,000	2.42%, 5/2/19(a)	2,300,216
2,185,000	2.37%, 5/7/19(a)	2,179,680
910,000	2.49%, 5/8/19(a)	907,690
6,150,000	2.42%, 5/13/19(a)	6,132,733
860,000	2.42%, 5/15/19(a)	857,477
2,130,000	2.43%, 6/7/19	2,130,000
1,570,000	2.46%(US0003M-16bps), 6/12/19	1,569,919
4,450,000	2.43%, 6/12/19(a)	4,428,507
1,820,000	2.45%, 6/13/19(a)	1,811,032
2,310,000	2.47%(US0003M-16bps), 6/20/19	2,310,000
1,895,000	2.47%(US0003M-16bps), 6/20/19	1,895,000
7,000,000	2.47%(US0003M-16bps), 6/20/19	7,000,000
500,000	2.44%(US0001M-5bps), 6/20/19	500,000
745,000	2.44%(SOFR+4bps), 6/21/19	745,000
2,555,000	2.52%, 6/21/19(a)	2,540,686
1,995,000	2.44%(US0001M-5bps), 6/24/19	1,995,000
995,000	2.44%(US0001M-5bps), 6/24/19	995,000
1,215,000	2.45%(US0001M-5bps), 6/28/19	1,215,000
500,000	2.45%(US0001M-5bps), 6/28/19	500,000
760,000	2.45%, 6/28/19(a)	755,486
1,790,000	2.44%, 7/8/19(a)	1,778,208
770,000	2.50%, 7/11/19	769,977
1,775,000	2.48%, 7/15/19	1,775,000
670,000	2.45%, 7/17/19	670,000
7,300,000	2.38%(US0001M-11bps), 7/19/19	7,300,000
3,470,000	2.41%(US0001M-8bps), 8/27/19	3,470,000
1,185,000	2.42%, 8/27/19	1,185,000
5,675,000	2.41%(US0001M-9bps), 9/9/19	5,675,000
5,000,000	2.43%(US0001M-6bps), 9/11/19	5,000,000
2,085,000	2.42%(US0001M-7bps), 9/17/19	2,085,000
7,230,000	2.47%, 9/20/19(a)	7,145,637
5,005,000	2.45%, 9/27/19(a)	4,944,826
1,025,000	2.49%, 10/11/19(a)	1,011,509
1,690,000	2.47%, 10/15/19(a)	1,667,373
2,865,000	2.44%, 11/13/19	2,865,000
920,000	2.43%, 12/6/19	920,000
2,015,000	2.48%(US0003M-14bps), 12/19/19	2,015,000
1,200,000	2.45%, 1/14/20	1,200,000
225,000	2.45%, 1/17/20	225,000
4,045,000	2.43%(US0001M-6bps), 2/24/20	4,045,000
1,930,000	2.45%, 2/25/20	1,930,000
6,080,000	2.44%(US0001M-4bps), 4/17/20	6,079,404
2,765,000	2.64%(US0003M-14bps), 4/20/20	2,765,000
600,000	2.48%, 7/24/20	600,000
1,290,000	2.46%, 8/4/20	1,290,000
2,935,000	2.49%(US0003M-13bps), 12/21/20	2,935,000
1,915,000	2.52%, 3/12/21	1,915,000

		169,852,517

Federal Farm Credit Bank (13.6%):
700,000	2.26%, 4/12/19(a)	699,525
2,640,000	2.45%, 6/17/19(a)	2,626,448
1,830,000	2.46%, 6/28/19(a)	1,819,219
2,340,000	2.57%, 7/22/19(a)	2,321,654
4,430,000	2.55%, 7/23/19(a)	4,395,048
1,550,000	2.45%, 7/25/19(a)	1,537,968
11,680,000	2.62%, 7/29/19(a)	11,580,146

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$2,305,000	2.47%(US0001M-8bps), 7/30/19	$2,304,534
2,485,000	2.46%, 8/15/19(a)	2,462,469
1,650,000	2.67%, 9/12/19(a)	1,630,382
1,200,000	2.51%, 11/20/19(a)	1,180,816
3,125,000	2.47%, 1/17/20(a)	3,063,870
5,515,000	2.61%, 1/27/20	5,516,549
1,925,000	2.42%, 2/4/20(a)	1,885,841
5,305,000	2.43%(US0001M-5bps), 2/7/20	5,304,954
865,000	2.48%(USBMMY3M+5bps), 4/30/20	864,982
4,000,000	2.44%(US0001M+0bps), 6/19/20	4,002,272
1,555,000	2.43%(US0001M-5bps), 8/17/20	1,555,000
2,180,000	2.46%(US0001M-4bps), 9/11/20	2,179,906
2,325,000	2.52%(US0001M+3bps), 12/14/20	2,324,838

		59,256,421

Federal Home Loan Mortgage Corporation (1.4%):
1,005,000	2.42%, 4/17/19	1,005,000
1,080,000	2.42%, 5/20/19(a)	1,076,472
4,470,000	2.44%(US0001M-10bps), 8/8/19	4,469,216

		6,550,688

Total U.S. Government Agency Mortgages (Cost $235,659,626)		235,659,626

U.S. Treasury Obligations (13.8%):
U.S. Treasury Bills (11.0%)
14,470,000	1.22%, 4/2/19(a)	14,469,032
530,000	2.44%, 4/9/19(a)	529,717
2,485,000	2.27%, 4/16/19(a)	2,482,494
2,575,000	2.30%, 4/23/19(a)	2,571,113
4,495,000	2.45%, 5/16/19(a)	4,481,515
1,910,000	2.56%, 6/6/19(a)	1,901,263
15,000,000	2.52%, 8/22/19(a)	14,853,724
5,000,000	2.53%, 8/29/19(a)	4,948,854
1,790,000	2.46%, 2/27/20(a)	1,750,711

		47,988,423

U.S. Treasury Notes (2.8%)
6,475,000	2.43%, 4/30/19	6,475,322
385,000	2.46%, 5/15/19	385,303
365,000	2.52%, 7/31/19	363,623
5,000,000	2.57%(USBMMY3M+5bps), 10/31/20	4,991,733

		12,215,981

Total U.S. Treasury Obligations (Cost $60,204,404)		60,204,404

Repurchase Agreements (32.3%):
23,000,000	Bank of Nova Scotia, 2.60%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $23,004,983, Collateralized by U.S. Treasury Obligations, 0.00% - 2.88%, 4/18/19 - 8/15/42, fair value of $23,465,174)	23,000,000
25,000,000	BNP Paribas, 2.62%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $25,005,458, Collateralized by U.S. Government Agency Obligations, 2.13% - 4.50%, 12/31/22 - 10/20/47, fair value of $25,550,109)	25,000,000
5,000,000	Citigroup Global Markets, 2.62%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $5,001,092, Collateralized by U.S. Government Agency Obligations, 3.16% - 9.70%, 4/5/19 - 1/20/49, fair value of $5,100,003)	5,000,000

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$5,000,000	HSBC Securities (USA), Inc., 2.60%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $5,001,083, Collateralized by U.S. Government Agency Obligation, 4.50%, 11/20/48, fair value of $5,100,001)	$5,000,000
5,000,000	Mistubishi UFJ Securities USA, Inc., 2.55%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $5,001,063, Collateralized by U.S. Treasury Obligations, 0.00% - 1.38%, 1/30/20 - 1/31/20, fair value of $5,100,073)	5,000,000
20,000,000	Mizuho Securities USA, Inc., 2.62%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $20,004,367, Collateralized by U.S. Treasury Note, 2.88%, 11/30/23, fair value of $20,400,009)	20,000,000
25,000,000	Natixis S.A., 2.55%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $25,005,313, Collateralized by U.S. Treasury Obligations, 0.00% - 3.00%, 1/2/20 - 5/15/47, fair value of $25,500,061)	25,000,000
5,000,000	Natixis S.A., 2.60%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $5,001,083, Collateralized by U.S. Government Agency Obligations, 0.63% - 4.00%, 7/15/21 - 7/1/48, fair value of $5,105,635)	5,000,000
18,000,000	Toronto Dominion Bank NY, 2.60%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $18,003,900, Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, 5/20/48 - 12/1/48, fair value of $18,387,529)	18,000,000
10,000,000	Toronto Dominion Bank NY, 2.58%, 4/1/19, (Purchased on 3/29/19, proceeds at maturity $10,002,150, Collateralized by U.S. Treasury Note, 1.38%, 1/31/21, fair value of $10,200,020)	10,000,000

Total Repurchase Agreements (Cost $141,000,000)		141,000,000

Total Investment Securities (Cost $436,864,030) - 100.0%		436,864,030
Net other assets (liabilities) - 0.0%		86,843

Net Assets - 100.0%		$436,950,873

Percentages indicated are based on net assets as of March 31, 2019.

SOFR	—	Secured Overnight Financing Rate
US0001M	—	1 Month US Dollar LIBOR
US0003M	—	3 Month US Dollar LIBOR
USBMMY3M	—	3 Month Treasury Bill Rate

(a)	The rate represents the effective yield at March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Notes to the Schedule of Portfolio Investments

March 31, 2019

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”).

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments (“Schedule”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedule requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions

Investment transactions are accounted for on trade date.

3. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

AZL Government Money Market Fund

Notes to the Schedule of Portfolio Investments

March 31, 2019

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgages	$—	$235,659,626	$—	$235,659,626
U.S. Treasury Obligations	—	60,204,404	—	60,204,404
Repurchase Agreements	—	141,000,000	—	141,000,000

Total Investments	$—	$436,864,030	$—	$436,864,030

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 23, 2019

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date May 23, 2019